Retirement Benefit Plans - Additional Information (Details) £ in Millions		6 Months Ended	12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) director section	Dec. 31, 2020 GBP (£) director	Dec. 31, 2019 GBP (£)	Mar. 31, 2021	Aug. 31, 2019 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Defined contribution expense			£ 65	£ 67	£ 67
Number of legally segregated sections | section			7
Percentage of employee covered defined benefit pension schemes		11.00%	11.00%	11.00%
Number of directors selected | director			5	5
Number of directors nominated | director			5	5
Actuarial valuation deficit							£ 1,136
Decrease in GMP allowance			£ 5	£ 5	5
GMP allowance included in scheme liabilities		£ 45	45	50	45
Past service curtailment costs			5	0	0
Contribution to scheme based on agreement		£ 241	£ 241	236
Forward curve term			30 years
Increase (decrease) in net defined benefit liability (asset)			£ 46	£ 35	£ 19
Percentage of pension pay increase		3.20%	3.20%	2.90%	2.90%			1.00%
Percentage improvements in membership profile retirement benefits plan			0.15%
Improvements to life expectancy of female employees			1.25%
Improvements to life expectancy of male employees			1.25%
Average duration of defined benefit obligation			18.3 years	19.4 years
Percentage of the SMA section pensioner liabilities insured		100.00%	100.00%
Percentage of the SPI section pensioner liabilities insured		50.00%	50.00%
Liabilities at fair value		£ 1,822	£ 1,822	£ 3,354
Longevity swap
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities covered by longevity swap						85.00%
Liabilities at fair value		8	£ 8
Minimum
Disclosure of defined benefit plans [line items]
Period over which the forward rate is used for computing retirement benefits			15 years
Maximum
Disclosure of defined benefit plans [line items]
Period over which the forward rate is used for computing retirement benefits			30 years
Actuarial assumption of expected rates of inflation
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)				64
Santander UK plc
Disclosure of defined benefit plans [line items]
Number of trustee directors | director			3
Deficit Repair Contributions
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement		194	£ 194	187
Deficit Group Section Contributions Plan | Santander UK Group
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans			£ 187
Maturity date for contribution			31 March 2026
Monthly additional contributions to defined benefit plans		1
Equity collar
Disclosure of defined benefit plans [line items]
Gross notional value		1,259	£ 1,259	1,076
Currency futures
Disclosure of defined benefit plans [line items]
Gross notional value		£ 2,296	2,296	2,378
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
Estimated increase in liabilities in relation to judgment on GMP equalisation	£ 40
Past service curtailment costs			£ (5)	£ 0
Santander CF Trustee Limited
Disclosure of defined benefit plans [line items]
Number of trustee directors | director			5
Santander (UK) Group Pension Scheme Trustees Limited
Disclosure of defined benefit plans [line items]
Number of trustee directors | director			2